John Hancock Equity Funds

Supplement to the Class A, Class B and Class C Prospectus

dated May 1, 2007

John Hancock Growth Trends Fund

The prospectus supplement dated May 15, 2007 is deleted.

The Portfolio Managers section currently in the prospectus is in effect.

JOHN HANCOCK EQUITY TRUST

John Hancock Growth Trends Fund

(“Growth Trends Fund”)

Class A, Class B, Class C Shares

John Hancock Small Cap Fund

(“Small Cap Fund”)

Class A, Class B, Class C and Class I Shares

John Hancock Technology Leaders Fund

(“Technology Leaders Fund”)

Class A, Class B, Class C and Class I Shares

Supplement to the Statement of Additional Information

dated March 1, 2007

John Hancock Growth Trends Fund

The supplement dated March 14, 2007 reflecting the departure of Robert C. Junkin and the addition of Jon D. Stephenson is deleted.

Effective December 19, 2007, under the “ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section, the “Other Accounts the Portfolio Managers are Managing” subsection is amended and restated with the following, to reflect the addition of Timothy E. Keefe, CFA and the departure of Jon D. Stephenson from the Growth Trends Fund’s portfolio management team.

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager, information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of October 31, 2006. The information in the table for Mr. Keefe, who recently joined the portfolio management team, is as of November 30, 2007. For purposes of the table, “Other Pooled Investment Vehicles” may include investment partnerships and group trusts, and “Other Accounts” may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts.

Growth Trends Fund

PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
Thomas P, Norton, CFA

Other Registered Investment Companies: Four (4) funds with total net assets of approximately $358.6 million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total net assets of approximately $12 million.

Lisa A. Welch	Other Registered Investment Companies: Six (6) funds with total net assets of approximately $5.2 billion. Other Pooled Investment Vehicles: None Other Accounts: None.
Roger C. Hamilton

Other Registered Investment Companies: Four (4) funds with total net assets of approximately $1.6 billion.

Other Pooled Investment Vehicles: None

Other Accounts: Thirty-four (34) accounts with total net assets of approximately $27 million.

Timothy E. Keefe, CFA*

Other Registered Investment Companies: Five (5) funds with total net assets of approximately $2.6 billion.

Other Pooled Investment Vehicles: Two (2) accounts with total net assets of approximately $10.2 million.

Other Accounts: Nine (9) accounts with total net assets of approximately $321.0 million.

*Information for Mr. Keefe, who recently joined the portfolio management team, is as of November 30, 2007.

Small Cap Fund

PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
Charles S. Glovsky

Other Registered Investment Companies: Three (3) funds with total net assets of approximately $483 million

Other Pooled Investment Vehicles: Four (4) entities with total net assets of approximately $72 million

Other Accounts: Forty-one (41) accounts with total net assets of approximately $775 million

Technology Leaders Fund

PORTFOLIO MANAGER NAME	OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
Thomas P. Norton, CFA

Other Registered Investment Companies: Four (4) funds with total net assets of approximately $467.2 million.

Other Pooled Investment Vehicles: None

Other Accounts: One (1) account with total net assets of approximately $12 million.

The Adviser and Sub-Advisers do not receive a fee based upon the investment performance of any of the accounts included under “Other Accounts Managed by the Portfolio Managers” in the table above.

Effective December 19, 2007, under the ‘ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS” section,, the “Share Ownership by Portfolio Managers” subsection has been amended and restated with the following:

Share Ownership by Portfolio Managers. The following table indicates as of October 31, 2006 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A	-	$0
B	-	$1 - $10,000
C	-	$10,001 - $50,000
D	-	$50,001 - $100,000
E	-	$100,001 - $500,000
F	-	$500,001 - $1,000,000
G	-	More than $1 million

Growth Trends Fund

Portfolio Manager	Range of Beneficial Ownership
Thomas P. Norton	A
Lisa A. Welch	C
Roger C. Hamilton	A
Timothy E. Keefe, CFA*	A

*Information for Mr. Keefe, who recently joined the portfolio management team, is as of November 30, 2007.

Technology Leaders Fund

Portfolio Manager	Range of Beneficial Ownership
Thomas P. Norton	A

December 19, 2007